Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Cashless Exercise [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Cashless Exercise [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Common Stock [Member]	Common Stock [Member] Cashless Exercise [Member]	Common Stock Class A [Member]	Common Stock Class B [Member]	Interest Rate Swaps [Member]	Interest Rate Swaps [Member] Accumulated Other Comprehensive Income (Loss) [Member]
Balance Beginning at Jun. 30, 2012	$ 625.1		$ 811.0		$ (8.9)	$ (177.9)			$ 0.9
Balance Beginning, shares at Jun. 30, 2012									86,860,562	3,886
Issuance of common stock under 2007 Option Plan, shares										1,213
Dividend to shareholders	(220.0)		(220.0)
Net Income	8.4					8.4
Interest rate swaps	5.4										$ 5.4	$ 5.4
Stock compensation expense	1.1		1.1
Balance Ending at Jun. 29, 2013	420.0		592.1		(3.5)	(169.5)			$ 0.9
Balance Ending, shares at Jun. 29, 2013									86,860,562	5,099
Issuance of common stock under 2007 Option Plan	0.1		0.1
Issuance of common stock under 2007 Option Plan, shares										8,439
Net Income	15.5					15.5
Interest rate swaps	(2.2)										(2.2)	(2.2)
Stock compensation expense	0.7		0.7
Balance Ending at Jun. 28, 2014	434.1		592.9		(5.7)	(154.0)			$ 0.9
Balance Ending, shares at Jun. 28, 2014									86,860,562	13,538
Net Income	22.3					22.3
Interest rate swaps	0.1				0.1
Stock compensation expense	0.9		0.9
Balance Ending at Mar. 28, 2015	457.4		593.8		(5.6)	(131.7)			$ 0.9
Balance Ending, shares at Mar. 28, 2015									86,860,562	13,538
Balance Beginning at Jun. 28, 2014	434.1		592.9		(5.7)	(154.0)			$ 0.9
Balance Beginning, shares at Jun. 28, 2014									86,860,562	13,538
Issuance of common stock under 2007 Option Plan, shares										4,850
Net Income	56.5					56.5
Interest rate swaps	1.2										$ 1.2	$ 1.2
Stock compensation expense	1.2		1.2
Balance Ending at Jun. 27, 2015	$ 493.0		594.1		(4.5)	(97.5)			$ 0.9
Balance Ending, shares at Jun. 27, 2015	0								86,860,562	18,388
Issuance of common stock under 2007 Option Plan	$ 0.1	$ (0.8)	0.1	$ (0.8)
Issuance of common stock under 2007 Option Plan, shares								65,377		9,700
Repurchase of incremental shares of common stock	0.0		0.0		0.0	0.0	$ 0.0		$ 0.0	$ 0.0
Repurchase of incremental shares of common stock, shares									(31)	(2)
Reclassification of Class A and Class B common stock into a single class							$ 0.9		$ (0.9)
Reclassification of Class A and Class B common stock into a single class, shares							86,888,617		(86,860,531)	(28,086)
Issuance of common stock in initial public offering, net of underwriter commissions and offering costs	223.6		223.5				$ 0.1
Issuance of common stock in initial public offering, net of underwriter commissions and offering costs, Shares							12,777,325
Tax benefit from exercise of stock options	0.7		0.7
Net Income	39.1					39.1
Interest rate swaps	0.5				0.5
Stock compensation expense	13.6		13.6
Balance Ending at Mar. 26, 2016	$ 769.8		$ 831.2		$ (4.0)	$ (58.4)	$ 1.0
Balance Ending, shares at Mar. 26, 2016	99,731,319						99,731,319		0	0